Financial instruments and risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
USD [Member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)		5.00%
Impact of increase or decrease in rate on net result	SFr 455,241	SFr 19,664
EUR [member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)		5.00%
Impact of increase or decrease in rate on net result	SFr 13,648	SFr 28,841